UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5717

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Dollar Money Market Fund, Inc.
January 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--30.9%	Principal Amount ($)	Value ($)

Bank of Montreal (Yankee)
3.25%, 7/29/08	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.43%, 7/7/08	30,000,000	30,000,000
BNP Paribas (Yankee)
3.70%, 7/15/08	20,000,000	20,013,498
Comerica Inc.
3.80%, 7/18/08	30,000,000	30,000,000
Credit Agricole (London)
3.70%, 7/17/08	30,000,000	30,000,000
Dexia Credit Local (Yankee)
4.93%, 2/19/08	30,000,000	30,000,000
Nordea Bank Finland PLC (Yankee)
3.61%, 10/17/08	25,000,000	25,204,387
Societe Generale (London)
4.82%, 2/5/08	15,000,000	15,000,000
Wachovia Bank, N.A.
4.90%, 4/30/08	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $225,217,885)		225,217,885
Commercial Paper--49.8%

Alpine Securitization Corp.
5.00%, 2/15/08	10,000,000 a	9,980,789
Atlantis One Funding Corp.
3.28%, 4/24/08	20,000,000 a	19,850,139
Barclays U.S. Funding Corp.
3.74%, 7/14/08	30,000,000	29,498,433
Caisse des Depots et Consignations
4.77%, 2/29/08	3,300,000	3,287,937
Canadian Imperial Bank of Commerce
4.80%, 4/9/08	25,000,000	24,777,819
CHARTA LLC
5.21%, 2/7/08	20,000,000 a	19,982,933
Daimler Chrysler Revolving Auto Conduit LLC
4.91%, 2/7/08	28,000,000	27,977,367
Falcon Asset Securitization Corp.
3.68%, 4/24/08	25,000,000 a	24,789,618
FCAR Owner Trust, Ser. I
3.17%, 7/15/08	25,000,000	24,642,500
Morgan Stanley
3.87%, 7/14/08	25,000,000	24,567,222
Scaldis Capital Ltd.
4.51%, 4/7/08	30,000,000 a	29,754,700
Societe Generale N.A. Inc.
4.89%, 2/19/08	10,000,000	9,975,850
Solitaire Funding Ltd.

5.13%, 2/15/08	30,000,000 a	29,941,200
Tempo Finance Ltd.
4.85%, 2/15/08	25,000,000 a	24,953,528
Unicredit Delaware Inc.
4.81%, 6/25/08	30,000,000	29,433,292
Windmill Funding Corp.
4.50%, 4/4/08	30,000,000 a	29,766,375
Total Commercial Paper
(cost $363,179,702)		363,179,702
Corporate Notes--11.0%

Cullinan Finance Ltd.
3.07%, 3/27/08	30,000,000 a,b	29,999,545
Lehman Brothers Holdings Inc.
5.02%, 3/28/08	20,000,000 b	20,000,000
Westpac Banking Corp.
4.07%, 2/20/08	30,000,000 b	30,000,000
Total Corporate Notes
(cost $79,999,545)		79,999,545
Promissory Note--1.4%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $10,000,000)	10,000,000 [c]	10,000,000
Time Deposits--3.6%

Key Bank U.S.A., N.A. (Grand Cayman)
3.19%, 2/1/08
(cost $26,000,000)	26,000,000	26,000,000
Repurchase Agreement--3.4%

Merrill Lynch & Co. Inc.
3.28%, dated 1/31/08, due 2/1/08 in the amount of
$25,002,274 (fully collateralized by $28,205,000
Corporate Bonds, 6%-6.61%, due 5/15/09-11/15/34,
value $26,251,649)
(cost $25,000,000)	25,000,000	25,000,000
Total Investments (cost $729,397,132)	100.1%	729,397,132
Liabilities, Less Cash and Receivables	(.1%)	(837,258)
Net Assets	100.0%	728,559,874

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to $219,018,827 or 30.1% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 9/21/07 at a cost of $10,000,000. At January 31, 2008, the aggregate value of this security was $10,000,000 representing 1.4% of net assets and is valued at cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)